FAIR VALUE MEASUREMENTS (Details 1) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 13, 2021	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Stock price	$ 9.75	$ 3.79
Conversion strike price	$ 12.50	$ 12.50
Volatility	25.00%	51.00%
Dividend yield	0.00%	0.00%
Risk free rate	0.51%	0.97%
Debt discount rate	12.80%	13.80%
Coupon interest rate	7.00%	7.00%
Face amount	$ 50,000	$ 50,000
Probability of fundamental change	25.00%	25.00%